CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2017
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

NOTE 11—CONSOLIDATED VARIABLE INTEREST ENTITIES

We have variable interests in the entities associated with Vistana’s three outstanding securitization transactions. As these securitizations consist of similar, homogenous loans, they have been aggregated for disclosure purposes. We applied the variable interest model and determined we are the primary beneficiary of these VIEs and, accordingly, these VIEs are consolidated in our results. In making that determination, we evaluated the activities that significantly impact the economics of the VIEs, including the management of the securitized vacation ownership mortgages receivable and any related non-performing loans. We are the servicer of the securitized vacation ownership mortgages receivable. We also have the option, subject to certain limitations, to repurchase or replace vacation ownership mortgages receivable that are in default at their outstanding principal amounts. Historically, Vistana has been able to resell the vacation ownership products underlying the vacation ownership mortgages repurchased or replaced under these provisions without incurring significant losses. We also hold the risk of potential loss (or gain), as we are the last to be paid out by proceeds of the VIEs under the terms of the agreements. As such, we hold both the power to direct the activities of the VIEs and obligation to absorb the losses (or benefits) from the VIEs.

The securitization agreements are without recourse to us, except for breaches of representations and warranties with material adverse effect to the holders. We have the right to substitute loans for, or repurchase, defaulted loans at our option, subject to certain limitations. Based on industry practice and our past practices, we currently expect that we will exercise this option.

The following table shows assets which are collateral for the related obligations of the variable interest entities, included in our consolidated balance sheets (in millions):

	Vacation Ownership Notes Receivable Securitization (1)
	December 31,	December 31,
	2017	2016
Assets
Restricted cash	$20	$34
Interest receivable	4	3
Vacation ownership mortgages receivable, net	559	429
Total	$583	$466

Liabilities
Interest payable	$1	$1
Securitized debt	575	430
Total	$576	$431
(1)	The creditors of these entities do not have general recourse to us.

Upon transfer of vacation ownership mortgages receivable, net to the VIEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the VIE creditors. The VIEs utilize trusts which have ownership of cash balances that also have restrictions, the amounts of which are reported in our restricted cash. Our interests in trust assets are subordinate to the interests of third-party investors and, as such, may not be realized by us if needed to absorb deficiencies in cash flows that are allocated to the investors in the trusts' debt. Unless we exceed certain triggers related to default levels and collateralization of the securitized pool, we are contractually entitled to receive the excess cash flows (spread between the collections on the mortgages and payment of third party obligations and debt service on the trusts’ debt defined in the securitization agreements) from the VIEs. Such activity totaled $50 million from December 31, 2016 through December 31, 2017.

The net cash flows generated by the VO mortgages receivable in the VIEs are used to repay our securitized debt from VIEs and, excluding any restricted cash balances, are reflected in the operating activities section of our consolidated statements of cash flows. Proceeds and repayments pertaining to our securitized debt from VIEs is reflected in the financing activities section of our consolidated statements of cash flows. Refer to Note 14 for additional discussion on our securitized debt from VIEs.